Cash flow information - Reconciliation of loss for year to cash generated from operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from (used in) operating activities [abstract]
Loss for the year	¥ (1,429,447)	¥ (260,176)	¥ (294,409)
Less: Loss from discontinued operations for the year		130,045	303,830
Profit / (loss) from continuing operations for the year	(1,429,447)	(130,131)	9,421
Adjustments for:
Interest on lease liabilities	26,817	26,117	22,845
Depreciation and amortization	265,019	268,669	191,778
Interest on loans and borrowings	1,545	5,221	2,364
Interest income	(40,433)	(25,608)	(7,311)
Investment income from other investments	(66,837)	(26,387)	(1,348)
Net change in fair value of other investments	(2,968)	1,465	(1,465)
Losses on disposal of property, plant and equipment and intangible assets	2,317	2,526	1,611
Impairment loss on non-current assets	2,941	36,844	27,542
Unrealized foreign exchange (gain) / loss	(46,378)	6,064	(8,844)
Effect of lease contract cancellation	(2,630)	657	(839)
Fair value changes of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights	1,625,287	680,033	709,780
Share of loss of an equity-accounted investee, net of tax	4,011
Equity-settled share-based payment expenses	281,319	364,380	122,058
Income tax	213,255	210,949	279,583
Changes in working capital:
Inventories	(93,197)	(86,717)	(392,824)
Trade and other receivables	(80,087)	(120,235)	83,656
Contract liabilities	34,353	(29,033)	119,048
Trade and other payables	386,703	50,310	509,851
Restricted cash	3,376	1,861	(6,262)
Deferred income	26,065
Cash generated from operations	¥ 1,111,031	¥ 1,236,985	¥ 1,660,644